Note 18 - Restructuring (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Restructuring and Related Costs [Table Text Block]
(in thousands)	Abandonment of Excess Facilities	Relocation Costs	Severance	Total
Balance at December 31, 2013	$—	$—	$—	$—
Charge for restructuring	86	70	16	172
Payments	(44)	(42)	(16)	(102)
Balance at December 31, 2014	42	28	—	70
(Credit) charge for restructuring	—	(9)	3	(6)
Payments	(42)	(19)	(3)	(64)
Balance at December 31, 2015	$—	$—	$—	$—